Segment information - Summary of Operating Results by Geographical Areas (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Turnover	€ 52,444	€ 50,724	€ 51,980
Non-current assets	49,912	46,430	43,744
United Kingdom
Disclosure of geographical areas [line items]
Turnover	2,443	2,391	2,306
Non-current assets	3,858	3,587	3,891
United States
Disclosure of geographical areas [line items]
Turnover	9,864	9,363	8,702
Non-current assets	16,692	12,946	13,326
India
Disclosure of geographical areas [line items]
Turnover	5,618	4,993	4,964
Non-current assets	6,755	6,264	1,137
Others
Disclosure of geographical areas [line items]
Turnover	34,519	33,977	36,009
Non-current assets	€ 22,607	€ 23,633	€ 25,391